Investments in Joint Ventures and Associates - Additional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of joint ventures [Line Items]
Disposals	€ 1	€ 211
Investments in joint ventures	1,983	1,745	[1]	€ 1,712		€ 1,712
Carrying value of joint ventures investment net of provision		1,729
Negative carrying value of joint ventures investment reclassified to Provisions		16
Amvest [member]
Disclosure of joint ventures [Line Items]
Disposals		211
Investments in joint ventures	€ 1,159	€ 1,001

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.